ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired intangible assets, net
Gross carrying amount	$ 1,407	$ 1,407
Accumulated amortization	(175)	(170)
Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	210	215
Amortization expenses	5	17	$ 17
Technology Platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Non-compete Agreement
Acquired intangible assets, net
Intangible assets subject to amortization	9	9
Accumulated amortization	(7)	(7)
Accumulated impairment loss	(2)	(2)
Customer Base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	36	36
Accumulated amortization	(36)	(36)
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(15)
Net carrying amount		5
Trademark/Domain Name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210